Commitments, contingent liabilities and contingent assets - Legal proceedings (Details) $ in Thousands	1 Months Ended					2 Months Ended	12 Months Ended			36 Months Ended
	Jan. 31, 2023	Dec. 31, 2022 USD ($) employee	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jul. 31, 2020 USD ($)	Aug. 31, 2017	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Aug. 31, 2019	Oct. 31, 2012
Imjudo patent proceedings | Commencement of major litigation
Commitments and contingent liabilities
Number of patents involved in patent proceedings	2
Ultomiris patent proceedings
Commitments and contingent liabilities
Amount of settlement				$ 775,000
Enhertu patent proceedings
Commitments and contingent liabilities
Damages awarded, Value			$ 41,820
US 340B Litigation
Commitments and contingent liabilities
Number of lawsuits filed by entity							3
Number of lawsuits stayed pending further proceedings		2					2
Turkish Ministry of Health Matter (US) | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Amount of civil settlement disclosed					$ 21,500
Brazilian Tax Assessment Matter | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Number of subsidiaries involved in legal dispute											2
Number of other entities involved in legal dispute											2
Arbitration related to Definiens acquisition
Commitments and contingent liabilities
Amount of claim		$ 140,000					$ 140,000
US employment litigation [Member]
Commitments and contingent liabilities
Number of former employees filing lawsuits | employee		7
US Pay equity litigation
Commitments and contingent liabilities
Number of plaintiffs involved in lawsuit							3
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of royalty-bearing patent license agreements												2
Nexium and Losec/Prilosec | Canada
Commitments and contingent liabilities
Number of class action lawsuits						3
Number of lawsuits dismissed								1	1	2